Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Finance costs	$ 373,489	$ 402,931	$ 808,681
Loan [member]
IfrsStatementLineItems [Line Items]
Total Finance costs	369,793	401,781	319,633
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total Finance costs	3,696	1,150	17,474
Guarantees [member]
IfrsStatementLineItems [Line Items]
Total Finance costs			$ 471,574